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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 3/30/07
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Litespeed Management LLC
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Address:     237 Park Ave.
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             Suite 900
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             New York, N.Y. 10017
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Form 13F File Number:  28-11362
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Kuber
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Title:     Account Manager @ UBS for Litespeed
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Phone:     212-713-9544
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Signature, Place, and Date of Signing:

Jonathan Kuber                          New York, N.Y.                5/14/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
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                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                           FORM 13F INFORMATION TABLE

                             VALUATION CURRENCY: USD

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          ITEM 1            ITEM 2      ITEM 3         ITEM 4       ITEM 5           ITEM 6        ITEM 7          ITEM 8
          ------            ------      ------         ------       ------           ------        ------          ------
                                                                                                                   Voting
      Name of Issuer       Title of     Cusip           Fair      Shares of        Investment     Managers        Authority
                            Class       Number         Market     Principal        Discretion
                                                        Value       Amount      Sole Shared Other            Sole    Shared Other
ABX AIR INC                OTC EQ     00080S101      4,591,500.00   670,292 N    X                  LITE     670,292      0     0

BIOVERIS CORPORATION       OTC EQ     090676107        239,300.00    18,006 N    X                  LITE      18,006      0     0

DOMINOS PIZZA INC          COMMON     25754A201      1,331,270.00    41,000 N    X                  LITE      41,000      0     0

EAGLE MATERIALS INC        COMMON     26969P108     14,259,285.00   319,500 N    X                  LITE     319,500      0     0

STREETTRACKS GOLD TRUST    COMMON     863307104     11,340,150.00   172,500 N    X                  LITE     172,500      0     0

GREAT LAKES DREDGE & DOCK  OTC EQ     390607109      1,378,000.00   200,000 N    X                  LITE     200,000      0     0

ICO GLOBAL COMMUNICATION H OTC EQ     44930K108      4,336,870.00 1,112,018 N    X                  LITE   1,112,018      0     0

ISHARES RUSSELL 2000 IND   PUT OP     464287958        306,000.00   340,000 P    X                  LITE     340,000      0     0

ST JOE CO                  COMMON     790148100     15,637,708.00   298,943 N    X                  LITE     298,943      0     0

KAISER ALUMINUM CORP       OTC EQ     483007704     13,707,330.00   175,735 N    X                  LITE     175,735      0     0

KANSAS CITY SOUTHERN INDS  COMMON     485170302     29,606,118.00   832,100 N    X                  LITE     832,100      0     0

MIDWEST EXPRESS HOLDINGS I COMMON     597911106     18,277,679.00 1,352,900 N    X                  LITE   1,352,900      0     0

WTS A MIRANT CORP          OTC EQ     60467R118     11,153,256.00   526,097 N    X                  LITE     526,097      0     0

MTR GAMING GROUP INC       OTC EQ     553769100     20,092,188.00 1,536,100 N    X                  LITE   1,536,100      0     0

MOSYS INC                  OTC EQ     619718109     25,982,880.00 3,093,200 N    X                  LITE   3,093,200      0     0

PHH CORP NEW               COMMON     693320202     18,821,904.00   615,900 N    X                  LITE     615,900      0     0

ISHARES SILVER TRUST       COMMON     46428Q109        667,600.00     5,000 N    X                  LITE       5,000      0     0

S1 CORP                    OTC EQ     78463B101      2,983,332.00   497,222 N    X                  LITE     497,222      0     0

SUMMER INFANT INC WTS      OTC EQ     865646111        133,280.00   196,000 N    X                  LITE     196,000      0     0

TNS INC                    COMMON     872960109      8,619,815.00   535,725 N    X                  LITE     535,725      0     0

21ST CENTURY INS GROUP     COMMON     90130N103     12,162,440.00   573,700 N    X                  LITE     573,700      0     0

WESTERN UNION CO           COMMON     959802109      7,353,250.00   335,000 N    X                  LITE     335,000      0     0

ZILOG INC NEW              OTC EQ     989524301      6,137,837.00 1,373,118 N    X                  LITE   1,373,118      0     0


                           Total Under Management: 229,118,992.00
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